Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes	TAXES

($ in millions)
For the year ended December 31:	2025	2024	2023
Income/(loss) from continuing operations before income taxes
U.S. operations (1)	$(236)	$(3,405)	$(227)
Non-U.S. operations	10,564	9,202	8,917
Total income from continuing operations before income taxes	$10,328	$5,797	$8,690
(1)2024 includes the impact of a pension settlement charge of $2.7 billion. Refer to note U, “Retirement-Related Benefits,” for additional information.
The components of the income from continuing operations provision for/(benefit from) income taxes by taxing jurisdiction were as follows:

($ in millions)
For the year ended December 31:	2025	2024	2023
U.S. federal
Current	$(1,722)	$(335)	$560
Deferred	(119)	(2,204)	(1,371)
	$(1,842)	$(2,539)	$(811)
U.S. state and local
Current	$135	$152	$127
Deferred	(130)	(335)	(162)
	$5	$(183)	$(34)
Non-U.S.
Current	$2,303	$2,301	$1,594
Deferred	(708)	203	428
	$1,595	$2,504	$2,022
Total continuing operations provision for/(benefit from) income taxes	$(242)	$(218)	$1,176
Discontinued operations provision for/(benefit from) income taxes	$(20)	$6	$(9)
Total provision for/(benefit from) income taxes	$(262)	$(212)	$1,167
In addition to the total provision for/(benefit from) income taxes, net income includes social security, real estate, personal property and other taxes of approximately $3.0 billion in 2025.
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations was as follows:

(in $ millions)
	2025
For the year ended December 31:	Amount	Percentage
U.S. federal statutory tax rate	$2,169	21%
State and local income taxes, net of federal income tax effect (1)	(130)	(1)
Foreign tax effects
Ireland
Statutory tax rate difference	(310)	(3)
Other	70	1
Singapore
Local taxes at a rate different than the statutory rate	(185)	(2)
Other	55	1
Brazil	203	2
Other foreign jurisdictions	656	6
Effect of changes in tax laws or rates enacted in the current period	308	3
Effect of cross-border tax laws
Current GILTI	427	4
Deferred GILTI	168	2
Foreign tax credits	(285)	(3)
Other	(22)	—
Tax credits
R&D	(265)	(3)
Changes in valuation allowances	(77)	(1)
Non-taxable or non-deductible items
Stock-based compensation	(217)	(2)
Other	(83)	(1)
Changes in unrecognized tax benefits	(2,754)	(27)
Other adjustments	33	—
Effective tax rate	$(242)	(2)%

For the year ended December 31:	2024	2023
Statutory rate	21%	21%
Tax differential on foreign income (2)	(13)	(3)
Domestic incentives (2)	(7)	(5)
State and local (2)	(2)	0
Other (2)	(3)	1
Effective tax rate	(4)%	14%
(1)Alabama, California, New Jersey, New York and Pennsylvania made up the majority (greater than 50 percent) of the tax effect in this category.
(2)2024 includes the impacts of pension settlement charges on tax differential on foreign income, domestic incentives, state and local, and other of (4) points, (3) points, (2) points, and (1) point, respectively. Refer to note U, “Retirement-Related Benefits,” for additional information.
Percentages rounded for disclosure purposes.
The significant components reflected within the 2024 and 2023 tax rate reconciliation labeled “Tax differential on foreign income” include the effects of foreign subsidiaries’ earnings taxed at rates other than the U.S. statutory rate, U.S. taxes on foreign income and any net impacts of intercompany transactions. These items also reflect audit settlements or changes in the amount of unrecognized tax benefits associated with each of these items.
The continuing operations effective tax rate was (2.3) percent, (3.8) percent, and 13.5 percent in 2025, 2024, and 2023, respectively. The 2025 effective tax rate was primarily driven by the resolution of certain tax audit matters. The 2024 effective tax rate was driven by the tax impact of the pension settlement charges and the resolution of certain tax audit matters. Refer to note U, “Retirement-Related Benefits,” for additional information relating to the pension settlement charges.
The effect of tax law changes on deferred tax assets and liabilities was an income tax charge of approximately $300 million primarily driven by the enactment of H.R. 1 in July of 2025.
Deferred Tax Assets

($ in millions)
At December 31:	2025	2024
Retirement benefits	$1,691	$1,898
Leases	1,224	1,157
Share-based and other compensation	888	796
Tax losses/credits	3,923	3,615
Deferred income	797	790
Bad debt, inventory and warranty reserves	207	198
Depreciation	243	238
Accruals	418	395
Intangible assets	3,341	2,482
Capitalized R&D	4,426	4,185
Hedging	270	—
Other	994	784
Gross deferred tax assets	18,422	16,537
Less: valuation allowance	1,143	1,223
Net deferred tax assets	$17,279	$15,314
Deferred Tax Liabilities

($ in millions)
At December 31:	2025	2024
Goodwill and intangible assets	$3,305	$3,147
GILTI deferred taxes	1,606	1,200
Leases and right-of-use assets	1,578	1,483
Depreciation	548	438
Retirement benefits	1,473	1,478
Undistributed foreign earnings	321	211
Hedging	—	448
Other	620	746
Gross deferred tax liabilities	$9,450	$9,151
For financial reporting purposes, as of December 31, 2025, the company had loss carryforwards, the tax effect of which was $1,686 million, as well as credit carryforwards of $2,071 million. Substantially all of these carryforwards are available for at least two years and the majority are available for 10 years or more.
The valuation allowances as of December 31, 2025, 2024 and 2023 were $1,143 million, $1,223 million and $765 million, respectively. The amounts principally apply to certain loss carryforwards and credits. In the opinion of management, it is more likely than not that these assets will not be realized. However, to the extent that tax benefits related to these carryforwards and credits are realized in the future, the reduction in the valuation allowance will reduce income tax expense.
The amount of unrecognized tax benefits at December 31, 2025 decreased by $2,220 million in 2025 to $6,655 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

($ in millions)
	2025	2024	2023
Balance at January 1	$8,875	$8,772	$8,728
Additions based on tax positions related to the current year	316	667	296
Additions for tax positions of prior years	402	452	231
Reductions for tax positions of prior years	(2,843)	(955)	(457)
Settlements	(95)	(61)	(26)
Balance at December 31	$6,655	$8,875	$8,772
The additions and reductions to unrecognized tax benefits were primarily attributable to U.S. federal, state, and non-U.S. tax matters, including transfer pricing. The reductions for tax positions of prior years also include impacts due to lapse of statute of limitations and foreign currency translation adjustments.
The unrecognized tax benefits at December 31, 2025 of $6,655 million can be reduced by $709 million associated with timing adjustments, potential transfer pricing adjustments and state income taxes. The net amount of $5,946 million, if recognized, would favorably affect the company’s effective tax rate. The net amounts at December 31, 2024 and 2023 were $8,258 million and $8,205 million, respectively.
Interest and penalties related to income tax liabilities are included in income tax expense. During the year ended December 31, 2025, the company recognized a net benefit of $135 million of interest expense and penalties; during the years ended December 31, 2024 and 2023, the company recognized $282 million and $379 million, respectively, of interest expense and penalties. The company had $1,230 million and $1,560 million for the payment of interest and penalties accrued at December 31, 2025 and 2024, respectively.
The U.S. Internal Revenue Service (IRS) has proposed adjustments related to certain cross-border transactions with respect to the company's 2013-2014 and 2015-2016 U.S. income tax returns. The company strongly disagrees with the IRS’ proposed adjustments, filed IRS Appeals protests, and will pursue resolution at court, if necessary. In the fourth quarter of 2025, the IRS concluded its audit of the company's 2017-2018 U.S. income tax returns. The company strongly disagrees with certain adjustments proposed by the IRS and is evaluating its options to contest them. With respect to major U.S. state and foreign taxing jurisdictions, the company is generally no longer subject to tax examinations for years prior to 2016. The company is no longer subject to income tax examination of its U.S. federal tax return for years prior to 2013. The open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations as it relates to the amount and/or timing of income, deductions, and tax credits. Although the outcome of tax audits is always uncertain, the company believes that adequate amounts of tax, interest and penalties have been provided for any adjustments that are expected to result for these years.

Within consolidated retained earnings at December 31, 2025 were undistributed after-tax earnings from certain non-U.S. subsidiaries that were not indefinitely reinvested. At December 31, 2025, the company had a deferred tax liability of $321 million for the estimated taxes associated with the repatriation of these earnings. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings and other outside basis differences was not practicable.

Income Taxes Paid—Net of Refunds Received
Cash paid for income taxes, net of refunds received, by jurisdiction for the year ended December 31, 2025 was as follows:

($ in millions)
For the year ended December 31:	2025
U.S. federal	$218
U.S. state and local	92
Non-U.S.
Brazil	197
Japan	154
Singapore	113
All other non-U.S.	1,174
Income taxes paid—net of refunds received	$1,948